Total revenues - Allocation of transaction price (Details) € in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Jul. 14, 2019 EUR (€)	Jul. 31, 2018 EUR (€)	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 06, 2021 USD ($)	Dec. 15, 2020 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost share mechanism			50.00%
Deferred income			€ 2,364,701	€ 2,809,133	€ 3,000,646			€ 149,801
Global research and development collaboration term	10 years
Period over which to recognize the drug discovery platform revenue			10 years
Maximum extension period for specific program			3 years
Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income			€ 2,400
Collaboration agreement for filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income			€ 604,900
Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of performance obligations exceeding one year | item			1
Subsequent warrant B [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income				7,900
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront received		€ 95,000
Filgotinib Amendment December152020 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront consideration				160,000
Total transaction price				160,000
Deferred income				160,000
Other Movements In 2020 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved				90,192
Royalties				16,227
Total transaction price				106,419
Deferred income				114,744
Milestone payments				90,192
Other Movements In 2020 Member | Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities				8,325
Other Movements In 2020 Member | Collaboration agreement for drug discovery platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations				8,325
Other Movements In 2021 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties			€ 3,757
Total transaction price			3,757
Deferred income			9,174
Other Movements In 2021 [Member] | Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities			5,417
Other Movements In 2021 [Member] | Collaboration agreement for drug discovery platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations			5,417
Filgotinib Amendment December2021 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront consideration			12,643
Total transaction price			12,643
Deferred income			12,643
Filgotinib Performance Obligation Member | Filgotinib Amendment December152020 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations				160,000
Filgotinib Performance Obligation Member | Other Movements In 2020 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations				106,419
Filgotinib Performance Obligation Member | Other Movements In 2021 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations			3,757
Filgotinib Performance Obligation Member | Filgotinib Amendment December2021 Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations			12,643
Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront consideration			4,018,016	4,005,373	3,845,373
Milestones achieved			194,363	194,363	104,171
Royalties			19,984	16,227
Impact initial valuation of share subscription			124,604	124,604	124,604
Total transaction price			4,356,967	4,340,567	4,074,148
Deferred income			4,308,669	4,286,852	4,012,108
Milestone payments			194,363	194,363	104,171
Gilead [member] | Warrant A
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities			(43,311)	(43,311)	(43,311)
Gilead [member] | Initial Warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities			(2,545)	(2,545)	(2,545)
Gilead [member] | Subsequent warrant B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Less : Warrants issuance liabilities			(2,442)	(7,859)	(16,184)
Gilead [member] | Collaboration agreement for filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestones achieved			32,408	46,261	(21,187)
Deferred income			604,875	818,654	780,261			€ 145,798
Milestone payments			32,408	46,261	(21,187)
Gilead [member] | Collaboration agreement for drug discovery platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations			€ 2,298,489	2,293,072	2,284,747
Gilead [member] | Derivative financial instrument
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of performance obligations exceeding one year | item			3
Offsetting short term financial asset (derivative)	€ 85,600
Gilead [member] | Filgotinib Amendment December152020 Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties				16,200
Gilead [member] | Filgotinib Amendment December2021 Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties			€ 3,800
Gilead [member] | Filgotinib Performance Obligation Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations			1,343,214	1,326,814	1,060,395
Estimated significant financing component			57,300	55,300	44,500
Gilead [member] | Filgotinib Performance Obligation Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations						$ 15	€ 160,000
Gilead [member] | Gilead collaboration agreement for ziritaxestat
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocation to performance obligations			€ 666,967	€ 666,967	€ 666,967
Original Agreement | Gilead [member] | Filgotinib Performance Obligation Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost share mechanism	25.00%
Minimum | Gilead [member] | Filgotinib Performance Obligation Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost share mechanism			5000.00%
Maximum | Gilead [member] | Filgotinib Performance Obligation Member
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost share mechanism			100.00%